Impact of Derivative Instruments in Consolidated Balance Sheet Other (Details) - USD ($) $ in Millions	Dec. 31, 2016		Dec. 31, 2015
Derivatives, Fair Value [Line Items]
Derivative Assets	$ 3		$ 5
Derivative Liabilities	6		8
Other Accrued Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative Liabilities			4
Other Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative Liabilities			3
Foreign Exchange Contract [Member] | Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets	3		5
Foreign Exchange Contract [Member] | Other Accrued Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative Liabilities	4		1
Energy Related Derivative [Member] | Other Accrued Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative Liabilities	2
Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets	0		0
Derivative Liabilities	2		7
Not Designated as Hedging Instrument [Member] | Energy Related Derivative [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets	0		0
Derivative Liabilities	2	[1]	7	[2]
Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets	3		5
Derivative Liabilities	$ 4		$ 1

[1]	Included in Other accrued liabilities in the accompanying consolidated balance sheet.
[2]	Includes $4 million recorded in Other accrued liabilities and $3 million recorded in Other liabilities in the accompanying consolidated balance sheet.